Debt Instruments Issued and Other Financial Liabilities - Schedule of Composition (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt instruments issued
Debt instruments issued	$ 6,547,807	$ 5,609,795
Other financial liabilities
Other financial liabilities	359,573	42,435
Totals	6,907,380	5,652,230
Mortgage finance bonds [member]
Debt instruments issued
Debt instruments issued	18,940	24,035
Senior bond [member]
Debt instruments issued
Debt instruments issued	6,528,867	5,585,760
Subordinated Bonds [member]
Debt instruments issued
Debt instruments issued	1,263,169	1,153,045
Borrowings From Domestic Financial Institutions [member]
Other financial liabilities
Other financial liabilities	$ 359,573	$ 42,435